Notes to the consolidated financial statements - Revenue from contract with customers (Details) - EUR (€) € in Thousands	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	€ 61,765	€ 42,830
Research services combined with an IP license
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	49,878	41,545
Product
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	1,400	401
Research and development services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	10,488	884
GSK
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	20,470
Belgium | GSK
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	49,621	4,047
Germany | Boehringer Ingelheim
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	9,990	1,418
Switzerland | CRISPR
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	831	618
Netherlands | Genmab
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	€ 1,323	1,893
United States | Eli Lilly
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues		€ 34,854